COMMON STOCK OPTIONS (Details 1)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of all common stock option activity
Outstanding shares	4,035,428	4,167,584
Options granted, shares	515,000	976,464
Options forfeited, shares	13,500	(1,108,620)
Options exercised
Outstanding shares	4,536,928	4,035,428
Exercisable shares	2,580,553	2,294,053	2,876,714